Airport concessions	12 Months Ended
Dec. 31, 2017
Disclosure Of Service Concession Arrangements [Abstract]
Airport concessions
10.	Airport concessions
a)	Mexican Concessions

As described in Note 1.a, the Mexican Government granted concessions to manage, operate and develop 12 airports, and benefit from the use of the airport facilities over a 50-year term beginning November 1, 1998. The value of airport concessions and rights to use airport facilities was determined as explained in Note 1.a, and paid by GAP through the issuance of shares to the Mexican Government.

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2015, 2016 and 2017:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 11):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

The original amortization term for the concessions is 49 years. As mentioned in Note 1.a, the concession value was assigned in August 1999, date in which the amortization term began, and will run through November 2048.

Each airport concession agreement contains the following terms and basic conditions:

The concessionaire has the right to manage, operate, maintain and use the airport facilities and carry out any construction, improvements, or maintenance of facilities in accordance with its MDP, and to provide airport, complementary and commercial services. Each concessionaire is required to make minimum investments at each airport under the terms of its MDP. The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. During December 2014, the SCT authorized the Company’s MDP update for the five-year period from 2015 to 2019.

•

The concessionaire will use the airport facilities only for the purposes specified in the concession, will provide services in conformity with the law and applicable regulations, and will be subject to inspections by the SCT.

•

The concessionaire must pay a tax for the use of the assets under concession (currently 5% of the concessionaire’s annual gross revenues derived from the use of public property), in conformity with the Mexican Federal Duties Law. As of December 31, 2015, 2016 and 2017 the Company recognized Ps. 311,981, Ps. 389,506 and Ps. 461,250, respectively, for this tax.

•	The concessionaire assumed ASA’s rights and obligations derived from airport-related agreements with third parties.
•	ASA has the exclusive right to supply fuel for consumption at the airport.
•

The concessionaire must grant free access to specific airport areas to certain Mexican Government agencies (such as customs and immigration) so that they may carry out their activities within the airport.

•

According to Article 27 of the General Law on Airports, the concession may be revoked if the concessionaire breaches any of its obligations established therein or falls under any of the causes for revocation referred to in Article 26 of law and in the concession agreement. The breach of certain concession terms may be cause for revocation if the SCT has applied sanctions in three different instances with respect to the same concession term.

•	The SCT may modify concession terms and conditions that regulate the Company’s operations in accordance to the General Law on Airports.
•	The concession may be renewed in one or more instances, for terms not to exceed an additional 50 years.
b)	Sangster International Airport (MBJ)

As disclosed in Note 1.a, the Company acquired DCA in 2015, which holds a 74.5% stake in MBJA in 2015, located in Montego Bay, Jamaica. MBJA has a concession to operate, maintain and operate the airport for a period of 30 years as of April 12, 2003.

The concession of MBJ contains the following terms and conditions:

•

On April 2003, MBJ entered into a concession agreement with AAJ pursuant to which AAJ granted MBJA the right to rehabilitate, develop, operate and maintain MBJ. MBJA is thereby designated as the approved airport operator and permitted to undertake the functions of AAJ, relative to SIA. The agreement was amended on December 16, 2005 and further amended on April 12, 2006.

•	The concession agreement requires MBJA to provide the airport services set out therein at MBJ.
•

Through its concession agreement, MBJA is obliged to pay AAJ a monthly concession fee on the basis of traffic units (passengers) multiplied by the rate established in the concession. The rate is subject to annual adjustment according to the National Consumer Price Index in the United States (CPI). MBJA is also required to pay an additional concession fee equal to 45% of any revenues earned in excess of the forecast revenues established in the Concession Agreement. This additional concession fee is over the period from April to March of each year, with payment required annually. For the years ended of December 31, 2015, 2016 and 2017 the Company recognized USD$10.6 million, USD$20.1 million and USD$25.5 million, respectively, corresponding to this fee.

•

The concession agreement is governed by Jamaican laws and MBJA cannot assign its rights or obligations under the agreement (except by way of security for indebtedness, without the prior written consent of AAJ).

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AAJ can terminate the concession agreement in an event of default of MBJA including insolvency of MBJA or its shareholders (if the latter would have a material adverse effect on MBJA), cessation of business, material breach by MBJA of the concession agreement including non-payment of any amount due within 60 days after the due date, change of control, bribery or corruption or failure by the shareholders to provide equity funding required by applicable documents. Also, MBJA may terminate the concession agreement in the event of a material breach by AAJ which has a material adverse effect on the business of MBJ or expropriation or other material adverse action by the Jamaican Government.

The value of the concessions at December 31, 2015, 2016 and 2017 is as follows:

	December 31, 2015		December 31, 2016		December 31, 2017
Mexican airport concession	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Other airport concession (fair value on date of acquisition in USD$176,086,000) (1)		3,029,824		3,638,641		3,475,128
Less - accumulated amortization (2)		(4,610,308)		(5,074,369)		(5,541,118)
	Ps.	12,240,167	Ps.	12,384,923	Ps.	11,754,661

(1)	The other airport concession includes translation effect for an amount of Ps. 345,908, Ps. 608,817 and Ps. 445,304 as of December 31, 2015, 2016 and 2017, respectively.
(2)	Amortization includes translation effect for an amount of Ps. 6,600, Ps. 32,941 and Ps. 35,629 as of December 2015 and 2016 and 2017, respectively.

The amortization charge for the years ended December 31, 2015, 2016 and 2017, amounts to Ps. 400,953, Ps. 464,061 and Ps. 466,749, respectively.